Shareholder Report, Average Annual Return (Details)	12 Months Ended	31 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000212937 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Opportunity Fund (Class R6) – including sales charge
Average Annual Return, Percent	9.38%		15.71%	9.49%
C000212938 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Opportunity Fund (Institutional Class) – including sales charge
Average Annual Return, Percent	9.32%		15.59%	9.38%
C000240404 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Opportunity Fund (Class R) – including sales charge
Average Annual Return, Percent	8.74%	11.59%
C000240403 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Opportunity Fund (Class C) – including sales charge
Average Annual Return, Percent	7.23%	11.04%
C000212936 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Opportunity Fund (Class A) – including sales charge
Average Annual Return, Percent	2.74%		13.91%	8.41%
C000212968 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Growth and Income Fund (Class A) – including sales charge
Average Annual Return, Percent	11.93%		15.84%	10.65%
C000212967 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Growth and Income Fund (Institutional Class) – including sales charge
Average Annual Return, Percent	19.09%		17.52%	11.64%
C000212969 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Growth and Income Fund (Class R6) – including sales charge
Average Annual Return, Percent	19.14%		17.60%	11.71%
Without Sales Load [Member] | C000212937 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Opportunity Fund (Class R6) – excluding sales charge
Average Annual Return, Percent	9.38%		15.71%	9.49%
Without Sales Load [Member] | C000212938 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Opportunity Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	9.32%		15.59%	9.38%
Without Sales Load [Member] | C000240404 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Opportunity Fund (Class R) – excluding sales charge
Average Annual Return, Percent	8.74%	11.59%
Without Sales Load [Member] | C000240403 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Opportunity Fund (Class C) – excluding sales charge
Average Annual Return, Percent	8.21%	11.04%
Without Sales Load [Member] | C000212936 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Opportunity Fund (Class A) – excluding sales charge
Average Annual Return, Percent	9.02%		15.27%	9.06%
Without Sales Load [Member] | C000212968 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Growth and Income Fund (Class A) – excluding sales charge
Average Annual Return, Percent	18.76%		17.22%	11.31%
Without Sales Load [Member] | C000212967 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Growth and Income Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	19.09%		17.52%	11.64%
Without Sales Load [Member] | C000212969 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Growth and Income Fund (Class R6) – excluding sales charge
Average Annual Return, Percent	19.14%		17.60%	11.71%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.41%	22.99%	15.74%	14.71%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	17.75%		15.99%	15.04%
Russell Midcap Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index
Average Annual Return, Percent	7.58%	11.77%	13.66%	9.96%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	9.44%		13.88%	10.72%